Pioneer Diversified High Income Fund, Inc.
Schedule of Investments  |  January 31, 2022

Ticker Symbol: HNW

Schedule of Investments  |  1/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 146.6%
	Senior Secured Floating Rate Loan Interests — 4.6% of Net Assets*(a)
	Aerospace & Defense — 0.3%
321,319	Jazz Acquisition, Inc., First Lien Initial Term Loan, 4.36% (LIBOR + 425 bps), 6/19/26	$ 317,203
	Total Aerospace & Defense	$317,203
	Airlines — 0.7%
175,000	AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term Loan, 5.50% (LIBOR + 475 bps), 4/20/28	$ 181,938
535,000	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.00% (LIBOR + 800 bps), 3/31/22	539,012
157,992(b)	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, 0.00%, (15.50% PIK 0.00% Cash), 3/31/22	156,286
	Total Airlines	$877,236
	Auto Parts & Equipment — 0.5%
665,250	First Brands Group LLC, First Lien 2021 Term Loan, 6.00% (LIBOR + 500 bps), 3/30/27	$ 667,468
	Total Auto Parts & Equipment	$667,468
	Cable & Satellite Television — 0.0%†
970	CSC Holdings LLC (fka CSC Holdings Inc. (Cablevision)), March 2017 Refinancing Term Loan, 2.356% (LIBOR + 225 bps), 7/17/25	$ 957
610	CSC Holdings LLC (fka CSC Holdings Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.356% (LIBOR + 225 bps), 1/15/26	602
	Total Cable & Satellite Television	$1,559
	Consumer Products — 0.3%
370,563	Instant Brands Holdings, Inc., Initial Loan, 5.75% (LIBOR + 500 bps), 4/12/28	$ 348,329
	Total Consumer Products	$348,329
	Data Processing & Management — 0.4%
549,406	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	$ 546,959
	Total Data Processing & Management	$546,959
1Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Dialysis Centers — 0.4%
488,750	U.S. Renal Care, Inc., Initial Term Loan, 5.125% (LIBOR + 500 bps), 6/26/26	$ 483,319
	Total Dialysis Centers	$483,319
	Electronic Composition — 0.2%
266,724	Natel Engineering Co., Inc., Initial Term Loan, 7.25% (LIBOR + 625 bps), 4/30/26	$ 262,167
	Total Electronic Composition	$262,167
	Gambling (Non-Hotel) — 1.0%
1,227,187	Enterprise Development Authority, Term B Loan, 5.00% (LIBOR + 425 bps), 2/28/28	$ 1,230,767
	Total Gambling (Non-Hotel)	$1,230,767
	Human Resources — 0.3%
363,370	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$ 350,107
	Total Human Resources	$350,107
	Medical Labs & Testing Services — 0.2%
315,250	Envision Healthcare Corp., Initial Term Loan, 3.855% (LIBOR + 375 bps), 10/10/25	$ 245,041
	Total Medical Labs & Testing Services	$245,041
	Metal Processors & Fabrication — 0.2%
225,000	WireCo WorldGroup Inc., Initial Term Loan, 4.75% (LIBOR + 425 bps), 11/13/28	$ 225,281
	Total Metal Processors & Fabrication	$225,281
	Recreational Centers — 0.1%
191,703	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	$ 179,422
	Total Recreational Centers	$179,422
	Total Senior Secured Floating Rate Loan Interests (Cost $5,774,947)	$5,734,858

Shares
	Common Stocks — 0.2% of Net Assets
	Household Durables — 0.0%†
89,094(c)	Desarrolladora Homex SAB de CV	$ 207
	Total Household Durables	$207
Pioneer Diversified High Income Fund, Inc. |  | 1/31/222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — 0.2%
6(c)	Amplify Energy Corp.	$ 22
218,823(c)+^	PetroQuest Energy, Inc.	94,094
5,709(c)	Summit Midstream Partners LP	137,530
	Total Oil, Gas & Consumable Fuels	$231,646
	Specialty Retail — 0.0%†
42,088(c)+^	Targus Cayman SubCo., Ltd.	$ 64,395
	Total Specialty Retail	$64,395
	Total Common Stocks (Cost $396,295)	$296,248

Principal Amount USD ($)
	Asset Backed Securities — 2.0% of Net Assets
500,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 4.954% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	$ 472,851
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	977,116
1,000,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 9.404% (3 Month USD LIBOR + 915 bps), 7/20/33 (144A)	976,847
	Total Asset Backed Securities (Cost $2,459,452)	$2,426,814

	Collateralized Mortgage Obligations—1.3% of Net Assets
330,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 6.05% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 322,982
100,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 6.25% (SOFR30A + 620 bps), 11/25/41 (144A)	98,955
210,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA3, Class B2, 6.30% (SOFR30A + 625 bps), 9/25/41 (144A)	197,007
200,000(a)	Freddie Mac Stacr Trust, Series 2021-DNA7, Class B2, 7.85% (SOFR30A + 780 bps), 11/25/41 (144A)	199,500
3Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
21,967	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25% , 11/25/32 (144A)	$ 14,627
640,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 10.608% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	722,352
	Total Collateralized Mortgage Obligations (Cost $1,597,285)	$1,555,423

	Commercial Mortgage-Backed Securities—10.6% of Net Assets
1,000,000(d)	Benchmark Mortgage Trust, Series 2020-B18, Class AGNG, 4.388% , 7/15/53 (144A)	$ 961,854
500,000(a)	BPR Trust, Series 2021-WILL, Class E, 6.856% (1 Month USD LIBOR + 675 bps), 6/15/38 (144A)	499,068
588,625(a)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.90% (1 Month USD LIBOR + 1,490 bps), 11/19/22 (144A)	588,625
288,017(a)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 14.35% (1 Month USD LIBOR + 1,310 bps), 6/22/23 (144A)	288,017
1,000,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.46% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	999,039
70,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 7.80% (SOFR30A + 775 bps), 1/25/51 (144A)	78,069
180,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class B1, 6.90% (SOFR30A + 685 bps), 11/25/51 (144A)	179,255
678,641(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60% , 10/25/27 (144A)	579,225
1,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.001% (1 Month USD LIBOR + 690 bps), 8/25/29	882,343
569,203(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.351% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	569,378
652,097(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.101% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	657,743
Pioneer Diversified High Income Fund, Inc. |  | 1/31/224

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000% , 1/25/31 (144A)	$ 486,220
12,333,286(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10% , 1/25/31 (144A)	86,159
1,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10% , 1/25/31 (144A)	6,215
8,079,291(d)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.102% , 7/25/40	490,870
500,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.164% , 4/15/46	409,911
500,000(a)	Med Trust, Series 2021-MDLN, Class G, 5.442% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	493,736
173,539(d)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574% , 11/12/49	130,154
750,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.106% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	644,744
750,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.858% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	745,328
900,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398% , 8/15/36 (144A)	787,916
290,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713% , 4/13/33 (144A)	259,971
380,971(d)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69% , 2/25/50 (144A)	374,776
1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00% , 5/15/48 (144A)	808,470
1,660,500(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.601% , 11/15/48 (144A)	1,191,776
	Total Commercial Mortgage-Backed Securities (Cost $13,898,811)	$13,198,862

	Convertible Corporate Bonds — 2.0% of Net Assets
	Airlines — 0.2%
225,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	$ 195,187
5Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Airlines — (continued)
	Total Airlines	$195,187
	Banks — 0.0%†
IDR812,959,000^	PT Bakrie & Brothers Tbk, 0.00%, 12/22/22	$ 5,653
	Total Banks	$5,653
	Chemicals — 1.5%
1,900,000(g)	Hercules LLC, 6.50%, 6/30/29	$ 1,907,125
	Total Chemicals	$1,907,125
	Entertainment — 0.2%
312,000(e)	DraftKings, Inc., 3/15/28 (144A)	$ 237,426
	Total Entertainment	$237,426
	Pharmaceuticals — 0.1%
300,000	Tricida, Inc., 3.50%, 5/15/27	$ 159,663
	Total Pharmaceuticals	$159,663
	Total Convertible Corporate Bonds (Cost $2,181,383)	$2,505,054

	Corporate Bonds — 105.2% of Net Assets
	Advertising — 1.1%
200,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$ 205,500
645,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	668,381
535,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	555,063
	Total Advertising	$1,428,944
	Aerospace & Defense — 0.7%
450,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 457,614
280,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	309,562
101,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	107,818
	Total Aerospace & Defense	$874,994
	Agriculture — 0.6%
815,000	Kernel Holding SA, 6.50%, 10/17/24 (144A)	$ 741,813
	Total Agriculture	$741,813
	Airlines — 6.3%
1,344,000(h)	Aerovias de Mexico SA de CV, 7.00%, 2/5/25 (144A)	$ 1,273,453
350,000(h)	Aerovias de Mexico SA. de CV, 7.00%, 2/5/25	331,629
Pioneer Diversified High Income Fund, Inc. |  | 1/31/226

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
155,000	Delta Air Lines, Inc., 7.375%, 1/15/26	$ 176,259
500,000	Gol Finance SA, 7.00%, 1/31/25 (144A)	431,715
2,115,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	1,948,465
645,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	685,313
1,915,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	1,931,048
EUR1,000,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	1,061,355
	Total Airlines	$7,839,237
	Auto Manufacturers — 0.9%
1,095,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$ 1,139,019
	Total Auto Manufacturers	$1,139,019
	Auto Parts & Equipment — 1.2%
840,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 858,900
555,000	Goodyear Tire & Rubber Co., 9.50%, 5/31/25	591,075
	Total Auto Parts & Equipment	$1,449,975
	Banks — 6.2%
300,000(d)	Banco de Galicia y Buenos Aires SAU, 7.962% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	$ 276,003
1,135,000(d)	Banco GNB Sudameris SA, 7.50% (5 Year CMT Index + 666 bps), 4/16/31 (144A)	1,120,682
685,000(d)(i)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	750,938
650,000(d)(i)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	690,625
1,453,000(d)(i)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	1,532,479
247,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	247,309
911,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	911,155
350,000(d)(i)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	374,500
225,000(d)(i)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	246,938
250,000(d)(i)	NatWest Group Plc, 8.00% (5 Year USD Swap Rate + 572 bps)	281,562
7Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Banks — (continued)
200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	$ 200,240
865,000(d)(i)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	777,548
344,000(d)	Turkiye Vakiflar Bankasi TAO, 8.00% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	341,622
	Total Banks	$7,751,601
	Biotechnology — 0.3%
EUR345,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 374,172
	Total Biotechnology	$374,172
	Building Materials — 1.2%
239,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	$ 248,859
199,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	199,497
1,001,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	1,051,050
	Total Building Materials	$1,499,406
	Chemicals — 2.9%
425,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 421,813
404,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	427,735
425,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	416,500
EUR420,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	452,522
300,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	376,477
280,000	Olin Corp., 9.50%, 6/1/25 (144A)	336,000
205,000	Olympus Water US Holding Corp., 6.25%, 10/1/29 (144A)	194,750
336,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	341,258
600,000	Tronox, Inc., 6.50%, 5/1/25 (144A)	622,680
	Total Chemicals	$3,589,735
	Commercial Services — 5.5%
245,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 251,582
585,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	617,175
450,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	462,118
1,384,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	1,458,706
473,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	443,296
958,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	1,006,858
Pioneer Diversified High Income Fund, Inc. |  | 1/31/228

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
410,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	$ 414,100
935,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	931,321
MXN3,780,000	Red de Carreteras de Occidente SAB de CV, 9.00%, 6/10/28 (144A)	180,691
558,000	Sotheby's, 7.375%, 10/15/27 (144A)	580,320
411,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	431,628
	Total Commercial Services	$6,777,795
	Computers — 0.8%
865,000	Diebold Nixdorf, Inc., 8.50%, 4/15/24	$ 858,513
80,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	84,030
	Total Computers	$942,543
	Diversified Financial Services — 6.9%
1,110,000	Alliance Data Systems Corp., 7.00%, 1/15/26 (144A)	$ 1,157,175
1,000,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	990,000
375,925(b)	Avation Capital SA, 8.25% (9.00% PIK 8.25% Cash), 10/31/26 (144A)	315,777
275,000	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	81,128
530,000	Financiera Independencia SAB de CV SOFOM ENR, 8.00%, 7/19/24 (144A)	406,118
EUR235,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	269,845
GBP400,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	550,236
1,073,814(b)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK 6.50% Cash), 9/15/24 (144A)	1,007,560
75,000	OneMain Finance Corp., 6.625%, 1/15/28	80,502
215,000	OneMain Finance Corp., 8.875%, 6/1/25	228,203
615,000	Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.375%, 12/15/22 (144A)	614,803
355,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	360,325
1,174,000	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	696,182
9Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
865,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	$ 816,975
990,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	983,961
	Total Diversified Financial Services	$8,558,790
	Electric — 1.0%
400,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$ 443,000
460,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	506,331
126,000	NRG Energy, Inc., 6.625%, 1/15/27	130,253
134,296	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	142,354
7,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	7,142
	Total Electric	$1,229,080
	Electrical Components & Equipments — 0.5%
350,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$ 366,520
245,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	262,417
	Total Electrical Components & Equipments	$628,937
	Engineering & Construction — 1.6%
200,000	Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)	$ 202,502
1,425,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	1,455,965
230,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	231,725
332,094(h)	Stoneway Capital Corp., 10.00%, 3/1/27 (144A)	96,311
	Total Engineering & Construction	$1,986,503
	Entertainment — 3.3%
510,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	$ 548,887
305,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	331,909
900,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	916,920
295,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	309,824
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2210

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — (continued)
295,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	$ 319,211
1,574,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	1,642,862
	Total Entertainment	$4,069,613
	Environmental Control — 0.3%
367,000	Tervita Corp., 11.00%, 12/1/25 (144A)	$ 425,261
	Total Environmental Control	$425,261
	Food — 1.7%
555,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	$ 556,812
1,310,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	1,287,088
225,000	United Natural Foods, Inc., 6.75%, 10/15/28 (144A)	239,159
	Total Food	$2,083,059
	Forest Products & Paper — 1.3%
379,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$ 377,105
1,175,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	1,207,900
	Total Forest Products & Paper	$1,585,005
	Healthcare-Products — 0.2%
265,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$ 290,146
	Total Healthcare-Products	$290,146
	Healthcare-Services — 3.8%
445,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 447,092
280,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	289,800
550,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	574,475
357,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	375,575
1,066,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	1,120,632
340,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	341,700
11Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Healthcare-Services — (continued)
425,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	$ 427,125
1,165,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	1,188,300
	Total Healthcare-Services	$4,764,699
	Home Builders — 1.6%
885,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 944,737
390,000	Empire Communities Corp., 7.00%, 12/15/25 (144A)	396,755
211,000	KB Home, 6.875%, 6/15/27	238,958
340,000	KB Home, 7.625%, 5/15/23	353,175
	Total Home Builders	$1,933,625
	Home Furnishings — 0.9%
EUR930,000	International Design Group S.p.A., 6.50%, 11/15/25 (144A)	$ 1,074,847
	Total Home Furnishings	$1,074,847
	Housewares — 0.1%
120,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 124,940
	Total Housewares	$124,940
	Insurance — 5.7%
4,600,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$ 7,021,505
	Total Insurance	$7,021,505
	Internet — 0.7%
EUR680,000	eDreams ODIGEO SA, 5.50%, 7/15/27 (144A)	$ 755,351
95,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	106,021
	Total Internet	$861,372
	Iron & Steel — 2.5%
870,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$ 911,577
71,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	79,357
200,000	Metinvest BV, 7.75%, 4/23/23 (144A)	185,500
1,345,000	Metinvest BV, 7.75%, 10/17/29 (144A)	1,152,463
870,000	TMS International Corp., 6.25%, 4/15/29 (144A)	839,550
	Total Iron & Steel	$3,168,447
	Leisure Time — 1.4%
100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 102,000
EUR130,000	Carnival Corp., 7.625%, 3/1/26 (144A)	152,992
135,000	Carnival Corp., 10.50%, 2/1/26 (144A)	151,605
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2212

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Leisure Time — (continued)
GBP440,000	Deuce Finco Plc, 5.50%, 6/15/27 (144A)	$ 583,353
170,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	160,769
125,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	131,687
178,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	196,998
245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	241,325
	Total Leisure Time	$1,720,729
	Lodging — 0.4%
204,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)	$ 216,424
180,000	Hyatt Hotels Corp., 5.75%, 4/23/30	210,692
16,000	Marriott International, Inc., 5.75%, 5/1/25	17,725
	Total Lodging	$444,841
	Machinery-Diversified — 0.3%
368,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)	$ 375,360
	Total Machinery-Diversified	$375,360
	Media — 1.6%
225,000	Audacy Capital Corp., 6.75%, 3/31/29 (144A)	$ 209,362
665,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	171,238
1,660,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1,552,100
	Total Media	$1,932,700
	Mining — 3.5%
445,000	Arconic Corp., 6.125%, 2/15/28 (144A)	$ 461,665
1,635,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	1,634,886
500,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	516,250
400,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	425,000
225,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	225,839
405,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	420,491
323,000	Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28 (144A)	348,032
375,000	Vedanta Resources, Ltd., 6.375%, 7/30/22 (144A)	371,051
	Total Mining	$4,403,214
13Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Multi-National — 0.3%
IDR4,840,000,000	Inter-American Development Bank, 7.875%, 3/14/23	$ 346,998
	Total Multi-National	$346,998
	Oil & Gas — 16.2%
1,160,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 1,221,631
1,685,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	1,802,950
660,000	Cenovus Energy, Inc., 6.75%, 11/15/39	861,731
950,000	Chesapeake Energy Corp., 6.75%, 4/15/29 (144A)	1,015,312
995,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	1,067,137
1,510,000	Energean Plc, 6.50%, 4/30/27 (144A)	1,459,037
383,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	379,170
405,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	394,875
1,355,000	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	1,294,039
825,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	855,937
605,000	Murphy Oil Corp., 6.375%, 7/15/28	632,385
140,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	143,135
515,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	482,813
603,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	610,537
955,000	Occidental Petroleum Corp., 4.40%, 4/15/46	913,286
674,000	Petroleos Mexicanos, 6.70%, 2/16/32 (144A)	666,815
271,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	271,461
595,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	462,642
480,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	490,800
900,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	837,000
1,610,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	1,601,113
1,000,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	1,025,000
985,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	994,850
835,000	YPF SA, 6.95%, 7/21/27 (144A)	546,666
ARS7,750,000	YPF SA, 16.50%, 5/9/22 (144A)	32,883
	Total Oil & Gas	$20,063,205
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2214

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas Services — 1.0%
521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$ 534,364
750,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	748,125
	Total Oil & Gas Services	$1,282,489
	Packaging & Containers — 0.6%
730,000	Greif, Inc., 6.50%, 3/1/27 (144A)	$ 755,623
	Total Packaging & Containers	$755,623
	Pharmaceuticals — 1.6%
547,000	Bausch Health Cos., Inc., 7.00%, 1/15/28 (144A)	$ 490,249
234,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27 (144A)	231,122
465,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	451,050
381,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	383,743
493,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	483,140
	Total Pharmaceuticals	$2,039,304
	Pipelines — 5.4%
230,000	DCP Midstream Operating LP, 5.60%, 4/1/44	$ 266,460
555,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	557,225
510,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	517,395
450,000(a)	Energy Transfer LP, 3.334% (3 Month USD LIBOR + 302 bps), 11/1/66	367,875
915,000(d)(i)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	930,441
118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	101,126
145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	129,050
344,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	311,320
365,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	367,628
197,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	203,402
645,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	622,425
845,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	878,986
1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,452,064
	Total Pipelines	$6,705,397
15Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	REITs — 1.0%
890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	$ 810,861
386,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	401,297
10,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	9,460
	Total REITs	$1,221,618
	Retail — 1.9%
575,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 567,830
245,000	At Home Group, Inc., 7.125%, 7/15/29 (144A)	229,687
250,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	269,425
418,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	420,462
EUR405,000	Shiba Bidco S.p.A., 4.50%, 10/31/28 (144A)	449,879
389,000	Staples, Inc., 7.50%, 4/15/26 (144A)	383,651
	Total Retail	$2,320,934
	Software — 1.0%
1,305,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 1,300,433
	Total Software	$1,300,433
	Telecommunications — 5.4%
695,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 634,292
607,000	Altice France Holding SA, 10.50%, 5/15/27 (144A)	644,179
200,000	Altice France SA, 8.125%, 2/1/27 (144A)	211,448
55,009(b)	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 13.00% (7.00% PIK 6.00% Cash), 12/31/25 (144A)	56,247
750,000	Digicel, Ltd., 6.75%, 3/1/23	728,445
1,345,000	Kenbourne Invest SA, 6.875%, 11/26/24 (144A)	1,390,871
340,000	Sprint Corp., 7.125%, 6/15/24	370,600
850,000	Sprint Corp., 7.625%, 3/1/26	973,250
770,000	Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (144A)	773,549
875,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	882,394
	Total Telecommunications	$6,665,275
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2216

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation — 3.5%
815,000	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 796,662
1,245,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	1,215,475
655,000	Danaos Corp., 8.50%, 3/1/28 (144A)	713,950
575,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27 (144A)	595,125
965,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	1,065,119
	Total Transportation	$4,386,331
	Trucking & Leasing — 0.3%
325,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 355,875
	Total Trucking & Leasing	$355,875
	Total Corporate Bonds (Cost $125,422,963)	$130,535,389

Shares
	Preferred Stock — 0.5% of Net Assets
	Diversified Financial Services — 0.4%
500(d)(i)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$ 525,000
	Total Diversified Financial Services	$525,000
	Internet — 0.1%
50,188	MYT Holding LLC, 10.00%, 6/6/29	$ 53,450
	Total Internet	$53,450
	Total Preferred Stock (Cost $591,624)	$578,450

Principal Amount USD ($)

Insurance-Linked Securities — 15.7% of Net Assets#
Event Linked Bonds — 4.9%
Multiperil – U.S. — 1.4%
400,000(a)	Caelus Re V, 0.486%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 20,000
17Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
375,000(a)	Caelus Re V, 0.486%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 33
250,000(a)	Caelus Re V, 0.486%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	25
250,000(a)	Four Lakes Re, 7.266%, (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	250,250
250,000(a)	Four Lakes Re, 9.82%, (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)	252,426
250,000(a)	Kilimanjaro Re, 4.949%, (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	251,575
250,000(a)	Residential Reinsurance 2018 Re, 11.97%, (3 Month U.S. Treasury Bill + 1,165 bps), 12/6/22 (144A)	245,875
250,000(a)	Residential Reinsurance 2019 Re, 12.55%, (3 Month U.S. Treasury Bill + 1,223 bps), 12/6/23 (144A)	245,400
500,000(a)	Residential Reinsurance 2021 Re, 12.07%, (3 Month U.S. Treasury Bill + 1,175 bps), 12/6/25 (144A)	499,500
		$1,765,084
	Multiperil – U.S. & Canada — 2.7%
250,000(a)	Hypatia, Ltd., 7.595%, (3 Month U.S. Treasury Bill + 728 bps), 6/7/23 (144A)	$ 261,075
750,000(a)	Hypatia, Ltd., 10.545%, (3 Month U.S. Treasury Bill + 1,038 bps), 6/7/23 (144A)	791,625
250,000(a)	Kilimanjaro III Re, 11.57%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	250,375
250,000(a)	Kilimanjaro III Re, 11.57%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	247,925
250,000(a)	Matterhorn Re, 5.964%, (SOFR + 592 bps), 12/8/25 (144A)	249,600
750,000(a)	Mona Lisa Re, 8.32%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	758,925
250,000(a)	Mystic Re IV, 6.13%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	251,675
500,000(a)	Mystic Re IV, 12.01%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	496,450
		$3,307,650
	Pandemic – U.S — 0.2%
250,000(a)	Vitality Re XI, 2.066%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 245,050
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2218

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
Windstorm - Jamaica — 0.2%
250,000(a)	International Bank for Reconstruction & Development, 4.499%, (SOFR + 445 bps), 12/29/23 (144A)	$ 249,925
Windstorm - North Carolina — 0.2%
250,000(a)	Cape Lookout Re, 3.516%, (3 Month U.S. Treasury Bill + 325 bps), 3/22/24 (144A)	$ 250,600
Windstorm - Texas — 0.2%
250,000(a)	Alamo Re II, 5.782%, (1 Month U.S. Treasury Bill + 546 bps), 6/8/23 (144A)	$ 258,675
	Total Event Linked Bonds	$6,076,984
Face Amount USD ($)
	Collateralized Reinsurance — 3.3%
	Multiperil – Massachusetts — 0.2%
250,000(c)(j)+	Denning Re 2021, 7/31/25	$ 250,417
	Multiperil – U.S. — 1.0%
250,000(c)(j)+	Ballybunion Re 2020, 2/28/23	$ 77,375
250,000(c)(j)+	Ballybunion Re 2021, 1/31/25	259,299
500,000(c)(j)+	Ballybunion Re 2021-2, 6/30/25	517,400
100,000(c)(j)+	Ballybunion Re 2021-3, 7/31/25	101,400
250,000(c)(j)+	Port Royal Re 2021, 5/31/25	250,187
		$1,205,661
	Multiperil – U.S. Regional — 0.3%
350,000(c)(j)+	Ailsa Re 2021, 6/30/25	$ 359,687
	Multiperil – Worldwide — 1.0%
250,000(c)(j)+	Amaranth Re 2022, 12/31/27	$ 223,291
650,000(c)(j)+	Cypress Re 2017, 1/31/23	65
462,683(c)(j)+	Dartmouth Re 2018, 1/31/23	97,672
100,000(c)(j)+	Dartmouth Re 2021, 12/31/24	56,920
27,000(c)(j)+	Limestone Re, 10/1/23 (144A)	3,497
250,000(c)(j)+	Merion Re 2022-1, 12/31/27	217,780
250,000(c)(j)+	Old Head Re 2022, 12/31/27	193,026
333,342(c)(j)+	Oyster Bay Re 2018, 1/31/23	302,541
700,000(c)(j)+	Resilience Re, 5/1/22	—
567,400(c)(j)+	Seminole Re 2018, 1/31/23	5,344
250,000(c)(j)+	Walton Health Re 2019, 6/30/22	208,650
		$1,308,786
19Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Face Amount USD ($)		Value
	Windstorm – Florida — 0.6%
250,000(c)(j)+	Isosceles Re 2021, 6/30/25	$ 249,050
750,000(c)(j)+	Portrush Re 2017, 6/15/22	478,575
		$727,625
	Windstorm – U.S. Multistate — 0.0%†
250,000(c)(j)+	White Heron Re 2021, 6/30/25	$ 5,350
	Windstorm – U.S. Regional — 0.2%
350,000(c)(j)+	Oakmont Re 2020, 4/30/24	$ 282,639
	Total Collateralized Reinsurance	$4,140,165
	Reinsurance Sidecars — 7.5%
	Multiperil – U.S. — 0.3%
250,000(c)(j)+	Carnoustie Re 2020, 12/31/23	$ 33,900
231,715(c)(j)+	Carnoustie Re 2021, 12/31/24	10,983
223,952(c)(j)+	Carnoustie Re 2022, 12/31/27	225,437
1,000,000(c)(k)+	Harambee Re 2018, 12/31/22	1,800
1,000,000(k)+	Harambee Re 2019, 12/31/22	1,100
500,000(c)(k)+	Harambee Re 2020, 12/31/23	19,850
		$293,070
	Multiperil – U.S. Regional — 0.0%†
250,000(c)(j)+	Brotherhood Re, 1/31/23	$ —
	Multiperil – Worldwide — 7.2%
3,037(k)+	Alturas Re 2019-2, 3/10/23	$ 4,276
24,550(k)+	Alturas Re 2019-3, 9/12/23	11,953
60,078(k)+	Alturas Re 2020-2, 3/10/23	50,213
225,450(c)(k)+	Alturas Re 2020-3, 9/30/24	1,646
439,922(c)(k)+	Alturas Re 2021-2, 12/31/24	572
213,682(c)(k)+	Alturas Re 2021-3, 7/31/25	198,639
416,933(c)(k)+	Alturas Re 2022-2, 12/31/27	416,933
500,000(c)(j)+	Bantry Re 2018, 12/31/22	5,700
492,000(c)(j)+	Bantry Re 2019, 12/31/22	16,710
470,033(c)(j)+	Bantry Re 2020, 12/31/23	68,719
500,000(c)(j)+	Bantry Re 2021, 12/31/24	492,850
1,579,039(c)(j)+	Berwick Re 2018-1, 12/31/22	122,060
1,128,124(c)(j)+	Berwick Re 2019-1, 12/31/22	134,811
993,323(j)+	Berwick Re 2020-1, 12/31/23	99
750,000(c)(j)+	Berwick Re 2022, 12/31/27	753,433
12,500(c)(j)+	Eden Re II, 3/22/23 (144A)	3,739
7,125(j)+	Eden Re II, 3/22/23 (144A)	27,387
37,500(j)+	Eden Re II, 3/22/23 (144A)	11,858
70,000(c)(j)+	Eden Re II, 3/22/24 (144A)	37,240
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2220

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
180,000(c)(j)+	Eden Re II, 3/21/25 (144A)	$ 143,400
400,000(c)(j)+	Eden Re II, 3/20/26 (144A)	400,000
250,000(c)(j)+	Gleneagles Re 2018, 12/31/22	29,575
221,708(j)+	Gleneagles Re 2019, 12/31/22	4,955
243,580(c)(j)+	Gleneagles Re 2020, 12/31/23	24,344
250,000(c)(j)+	Gleneagles Re 2021, 12/31/24	59,886
250,000(c)(j)+	Gleneagles Re 2022, 12/31/27	251,015
1,059,157(c)(j)+	Gullane Re 2018, 12/31/22	147,117
900,000(c)(j)+	Gullane Re 2021, 12/31/24	793,800
849(j)+	Limestone Re 2018, 3/1/23	—
250,000(k)+	Lion Rock Re 2020, 1/31/23	—
250,000(c)(k)+	Lion Rock Re 2021, 12/31/24	195,225
750,000(c)(k)+	Lorenz Re 2018, 7/1/22	—
498,977(c)(k)+	Lorenz Re 2019, 6/30/22	16,366
63,338(c)(k)+	Lorenz Re 2020, 6/30/23	2,920
336,662(c)(k)+	Lorenz Re 2020, 6/30/23	15,520
500,000(c)(j)+	Merion Re 2018-2, 12/31/22	82,750
500,000(c)(j)+	Merion Re 2021-2, 12/31/24	472,500
1,000,000(c)(j)+	Pangaea Re 2018-1, 12/31/22	21,055
1,000,000(c)(j)+	Pangaea Re 2018-3, 7/1/22	20,743
819,247(c)(j)+	Pangaea Re 2019-1, 2/1/23	17,071
735,313(c)(j)+	Pangaea Re 2019-3, 7/1/23	26,450
810,646(j)+	Pangaea Re 2020-1, 2/1/24	17,203
620,500(c)(j)+	Pangaea Re 2020-3, 7/1/24	28,161
790,000(c)(j)+	Pangaea Re 2021-1, 12/31/24	22,792
746,905(c)(j)+	Pangaea Re 2022-1, 12/31/27	746,905
250,000(c)(j)+	Phoenix One Re, 1/4/27	268,475
200,000(c)(j)+	Sector Re V, 3/1/24 (144A)	154,540
25,000(c)(j)+	Sector Re V, 12/1/24 (144A)	73,558
499(c)(j)+	Sector Re V, 12/1/25 (144A)	22,553
750,000(a)(j)+	Sector Re V, 0.32%, (3 Month U.S. Treasury Bill + 0 bps), 12/1/26 (144A)	765,300
225,000(a)(j)+	Sector Re V, 0.32%, (3 Month U.S. Treasury Bill + 0 bps), 12/1/26 (144A)	229,590
515,671(j)+	Sussex Re 2020-1, 12/31/22	12,686
250,000(c)(j)+	Sussex Re 2021-1, 12/31/24	38,500
500,000(c)(k)+	Sussex Re 2022, 12/31/27	503,500
313,499(c)(k)+	Thopas Re 2019, 12/31/22	—
300,000(c)(k)+	Thopas Re 2020, 12/31/23	2,130
250,000(c)(k)+	Thopas Re 2021, 12/31/24	259,400
375,860(c)(k)+	Torricelli Re 2021, 7/31/25	354,849
500,000(c)(j)+	Versutus Re 2018, 12/31/22	600
21Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
441,274(c)(j)+	Versutus Re 2019-A, 12/31/22	$ 265
58,727(c)(j)+	Versutus Re 2019-B, 12/31/22	—
500,000(c)(k)+	Viribus Re 2018, 12/31/22	—
212,306(c)(k)+	Viribus Re 2019, 12/31/22	8,874
240,783(c)(k)+	Viribus Re 2020, 12/31/23	1,950
216,242(c)(k)+	Viribus Re 2021, 12/31/24	209,517
507,289(c)(j)+	Woburn Re 2018, 12/31/22	33,688
499,829(c)(j)+	Woburn Re 2019, 12/31/22	127,142
		$8,965,708
	Total Reinsurance Sidecars	$9,258,778
	Total Insurance-Linked Securities (Cost $21,288,702)	$19,475,927

Principal Amount USD ($)
	Foreign Government Bonds — 3.5% of Net Assets
	Angola — 0.4%
448,000	Angolan Government International Bond, 8.250%, 5/9/28 (144A)	$ 451,315
	Total Angola	$451,315
	Argentina — 0.0%†
11,920	Province of Salta Argentina, 9.500%, 3/16/22 (144A)	$ 11,086
	Total Argentina	$11,086
	Bahrain — 0.3%
300,000	Bahrain Government International Bond, 7.000%, 10/12/28 (144A)	$ 319,060
	Total Bahrain	$319,060
	Gabon — 0.4%
475,000	Gabon Government International Bond, 7.000%, 11/24/31 (144A)	$ 463,909
	Total Gabon	$463,909
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Ghana — 0.5%
320,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 239,475
500,000	Ghana Government International Bond, 8.627%, 6/16/49	373,125
	Total Ghana	$612,600
	Mexico — 0.7%
MXN18,385,500	Mexican Bonos, 8.000%, 12/7/23	$ 898,151
	Total Mexico	$898,151
	Nigeria — 0.5%
675,000	Nigeria Government International Bond, 7.375%, 9/28/33 (144A)	$ 628,155
	Total Nigeria	$628,155
	Oman — 0.2%
235,000	Oman Government International Bond, 6.750%, 10/28/27 (144A)	$ 257,799
	Total Oman	$257,799
	Ukraine — 0.5%
750,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	$ 690,000
	Total Ukraine	$690,000
	Total Foreign Government Bonds (Cost $4,701,934)	$4,332,075

Shares
	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
1,290,472(l)	Dreyfus Government Cash Management, Institutional Shares, 0.03%	$ 1,290,472
		$1,290,472
	TOTAL SHORT TERM INVESTMENTS (Cost $1,290,472)	$1,290,472
23Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Call Options Purchased — 0.0%†
18,332(m)+^	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN —	MXN —(n)	10/23/22	$—
18,332(o)+^	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN —	MXN —(n)	10/23/22	—
	Total Over The Counter (OTC) Call Options Purchased (Premiums paid $ 0)					$—

	Over The Counter (OTC) Currency Put Options Purchased — 0.1%
3,300,000	Put EUR Call USD	Bank of America NA	EUR 29,322	EUR 1.15	2/15/22	$87,768
1,700,000	Put EUR Call USD	Bank of America NA	EUR 26,125	EUR 1.15	10/19/22	49,813
1,680,000	Put EUR Call USD	Goldman Sachs & Co.	EUR 11,367	EUR 1.13	2/14/22	15,797
800,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR 11,348	EUR 1.17	2/4/22	33,616
	Total Over The Counter (OTC) Currency Put Options Purchased (Premiums paid $ 78,162)					$186,994

	TOTAL OPTIONS PURCHASED (Premiums paid $ 78,162)					$186,994

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 146.7% (Cost $179,682,030)					$182,116,566
	Over The Counter (OTC) Currency Call Options Written — (0.0%)†
3,300,000	Call EUR Put USD	Bank of America NA	EUR 29,322	EUR 1.20	2/15/22	$—
1,700,000	Call EUR Put USD	Bank of America NA	EUR 26,125	EUR 1.20	10/19/22	(7,001)
1,680,000	Call EUR Put USD	Goldman Sachs & Co.	EUR 11,367	EUR 1.16	2/14/22	(48)
800,000	Call EUR Put USD	JPMorgan Chase Bank NA	EUR 11,348	EUR 1.25	2/4/22	—
	Total Over The Counter (OTC) Currency Call Options Written (Premiums received $(78,162))					$(7,049)

	OTHER ASSETS AND LIABILITIES — (46.7)%					$(58,006,027)
	net assets — 100.0%					$124,103,490
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2224

Schedule of Investments  |  1/31/22
(unaudited) (continued)
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2022, the value of these securities amounted to $141,208,747, or 113.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2022.
(b)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2022.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is priced as a unit.
(h)	Security is in default.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2022.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(n)	Strike price is 1 Mexican Peso (MXN).
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Ailsa Re 2021	7/12/2021	$350,000	$359,687
25Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Restricted Securities	Acquisition date	Cost	Value
Alamo Re II	5/29/2020	$250,000	$258,675
Alturas Re 2019-2	12/19/2018	3,037	4,276
Alturas Re 2019-3	6/26/2019	24,550	11,953
Alturas Re 2020-2	1/1/2020	60,078	50,213
Alturas Re 2020-3	8/3/2020	512	1,646
Alturas Re 2021-2	2/16/2021	22,989	572
Alturas Re 2021-3	8/16/2021	213,682	198,639
Alturas Re 2022-2	1/18/2022	416,933	416,933
Amaranth Re 2022	1/21/2022	221,062	223,291
Ballybunion Re 2020	12/31/2019	66,287	77,375
Ballybunion Re 2021	8/10/2021	250,000	259,299
Ballybunion Re 2021-2	8/2/2021	500,000	517,400
Ballybunion Re 2021-3	8/2/2021	100,000	101,400
Bantry Re 2018	2/6/2019	5,689	5,700
Bantry Re 2019	2/1/2019	—	16,710
Bantry Re 2020	2/4/2020	26,121	68,719
Bantry Re 2021	1/11/2021	500,000	492,850
Berwick Re 2018-1	1/10/2018	230,646	122,060
Berwick Re 2019-1	12/31/2018	134,801	134,811
Berwick Re 2020-1	9/24/2020	—	99
Berwick Re 2022	12/31/2021	750,000	753,433
Brotherhood Re	1/22/2018	40,341	—
Caelus Re V	4/27/2017	400,000	20,000
Caelus Re V	4/27/2017	375,000	33
Caelus Re V	5/4/2018	250,000	25
Cape Lookout Re	3/9/2021	250,000	250,600
Carnoustie Re 2020	7/16/2020	11,377	33,900
Carnoustie Re 2021	1/25/2021	7,764	10,983
Carnoustie Re 2022	1/20/2022	223,952	225,437
Cypress Re 2017	1/24/2017	2,185	65
Dartmouth Re 2018	1/18/2018	188,086	97,672
Dartmouth Re 2021	1/19/2021	37,395	56,920
Denning Re 2021	7/28/2021	244,573	250,417
Eden Re II	12/15/2017	747	3,739
Eden Re II	1/22/2019	835	27,387
Eden Re II	12/23/2019	70,000	37,240
Eden Re II	1/23/2018	867	11,858
Eden Re II	1/25/2021	180,000	143,400
Eden Re II	1/21/2022	400,000	400,000
Four Lakes Re	11/5/2020	250,000	250,250
Four Lakes Re	11/5/2020	250,000	252,426
Gleneagles Re 2018	1/11/2018	20,068	29,575
Gleneagles Re 2019	12/31/2018	—	4,955
Gleneagles Re 2020	6/24/2020	1,917	24,344
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2226

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Gleneagles Re 2021	1/13/2021	$64,461	$59,886
Gleneagles Re 2022	1/18/2022	250,000	251,015
Gullane Re 2018	3/26/2018	75,936	147,117
Gullane Re 2021	2/23/2021	900,000	793,800
Harambee Re 2018	12/19/2017	21,232	1,800
Harambee Re 2019	12/20/2018	—	1,100
Harambee Re 2020	2/27/2020	4,765	19,850
Hypatia, Ltd.	4/9/2021	257,679	261,075
Hypatia, Ltd.	7/10/2020	771,022	791,625
International Bank for Reconstruction & Development	7/19/2021	250,000	249,925
Isosceles Re 2021	7/19/2021	227,760	249,050
Kilimanjaro III Re	4/8/2021	250,000	250,375
Kilimanjaro III Re	4/8/2021	250,000	247,925
Kilimanjaro Re	6/12/2020	249,072	251,575
Limestone Re	6/20/2018	230	3,497
Limestone Re 2018	6/20/2018	849	—
Lion Rock Re 2020	12/30/2019	—	—
Lion Rock Re 2021	3/1/2021	250,000	195,225
Lorenz Re 2018	6/26/2018	143,227	—
Lorenz Re 2019	6/26/2019	156,932	16,366
Lorenz Re 2020	8/11/2020	3,822	2,920
Lorenz Re 2020	8/12/2020	20,317	15,520
Matterhorn Re	12/15/2021	250,000	249,600
Merion Re 2018-2	12/28/2017	20,576	82,750
Merion Re 2021-2	12/28/2020	500,000	472,500
Merion Re 2022-1	1/25/2022	215,055	217,780
Mona Lisa Re	12/30/2019	752,100	758,925
Mystic Re IV	10/26/2021	248,492	251,675
Mystic Re IV	6/9/2021	500,000	496,450
Oakmont Re 2020	12/3/2020	239,355	282,639
Old Head Re 2022	1/6/2022	188,288	193,026
Oyster Bay Re 2018	1/17/2018	297,524	302,541
Pangaea Re 2018-1	1/11/2018	143,008	21,055
Pangaea Re 2018-3	5/31/2018	240,861	20,743
Pangaea Re 2019-1	1/9/2019	8,601	17,071
Pangaea Re 2019-3	7/25/2019	22,059	26,450
Pangaea Re 2020-1	1/21/2020	—	17,203
Pangaea Re 2020-3	9/15/2020	—	28,161
Pangaea Re 2021-1	1/28/2021	43,095	22,792
Pangaea Re 2022-1	1/11/2022	746,905	746,905
Phoenix One Re	12/21/2020	250,000	268,475
Port Royal Re 2021	6/17/2021	238,947	250,187
Portrush Re 2017	6/12/2017	575,239	478,575
27Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Restricted Securities	Acquisition date	Cost	Value
Residential Reinsurance 2018 Re	11/15/2018	$250,000	$245,875
Residential Reinsurance 2019 Re	11/5/2019	250,000	245,400
Residential Reinsurance 2021 Re	10/28/2021	500,000	499,500
Resilience Re	2/8/2017	339	—
Sector Re V	4/23/2019	200,000	154,540
Sector Re V	12/4/2019	25,000	73,558
Sector Re V	12/21/2020	499	22,553
Sector Re V	12/6/2021	750,000	765,300
Sector Re V	1/5/2022	225,000	229,590
Seminole Re 2018	1/2/2018	—	5,344
Sussex Re 2020-1	1/21/2020	—	12,686
Sussex Re 2021-1	1/26/2021	34,247	38,500
Sussex Re 2022	1/5/2022	500,000	503,500
Thopas Re 2019	2/13/2019	—	—
Thopas Re 2020	12/30/2019	—	2,130
Thopas Re 2021	1/22/2021	250,000	259,400
Torricelli Re 2021	7/2/2021	375,860	354,849
Versutus Re 2018	12/20/2017	—	600
Versutus Re 2019-A	1/28/2019	—	265
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	39,450	—
Viribus Re 2019	3/25/2019	—	8,874
Viribus Re 2020	3/12/2020	24,541	1,950
Viribus Re 2021	2/1/2021	216,242	209,517
Vitality Re XI	1/23/2020	250,000	245,050
Walton Health Re 2019	7/18/2019	152,801	208,650
White Heron Re 2021	6/9/2021	—	5,350
Woburn Re 2018	3/20/2018	175,959	33,688
Woburn Re 2019	1/30/2019	109,861	127,142
Total Restricted Securities			$19,475,927
% of Net assets			15.7%
Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:
United States	60.5%
Canada	6.8%
Luxembourg	6.1%
Bermuda	3.8%
Mexico	3.6%
United Kingdom	2.8%
Cayman Islands	2.0%
Netherlands	1.4%
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2228

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Ireland	1.4%
Italy	1.3%
Turkey	1.3%
Other (individually less than 1%)	9.0%
100.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	224,000	USD	253,286	Brown Brothers Harriman & Co.	2/24/22	$(1,513)
EUR	980,000	USD	1,120,552	Brown Brothers Harriman & Co.	3/25/22	(18,185)
USD	766,148	EUR	680,000	Brown Brothers Harriman & Co.	4/28/22	545
USD	923,711	EUR	813,000	Citibank NA	2/24/22	9,909
EUR	650,000	USD	735,775	HSBC Bank USA NA	3/25/22	(4,614)
GBP	822,000	USD	1,103,571	Morgan Stanley & Co., LLC	3/23/22	1,598
EUR	2,240,000	USD	2,535,199	State Street Bank & Trust Co.	4/28/22	(13,214)
USD	345,054	EUR	305,000	State Street Bank & Trust Co.	4/28/22	1,658
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(23,816)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
ARS	— Argentine Peso
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
USD	— United States Dollar
29Pioneer Diversified High Income Fund, Inc. |  | 1/31/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$5,734,858	$—	$5,734,858
Common Stocks
Specialty Retail	—	—	64,395	64,395
All Other Common Stocks	231,853	—	—	231,853
Asset Backed Securities	—	2,426,814	—	2,426,814
Collateralized Mortgage Obligations	—	1,555,423	—	1,555,423
Commercial Mortgage-Backed Securities	—	13,198,862	—	13,198,862
Convertible Corporate Bonds	—	2,505,054	—	2,505,054
Corporate Bonds	—	130,535,389	—	130,535,389
Preferred Stock	578,450	—	—	578,450
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	250,417	250,417
Multiperil – U.S.	—	—	1,205,661	1,205,661
Multiperil – U.S. Regional	—	—	359,687	359,687
Multiperil – Worldwide	—	—	1,308,786	1,308,786
Windstorm – Florida	—	—	727,625	727,625
Windstorm – U.S. Multistate	—	—	5,350	5,350
Windstorm – U.S. Regional	—	—	282,639	282,639
Reinsurance Sidecars
Multiperil – U.S.	—	—	293,070	293,070
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	8,965,708	8,965,708
All Other Insurance-Linked Securities	—	6,076,984	—	6,076,984
Foreign Government Bonds	—	4,332,075	—	4,332,075
Open-End Fund	1,290,472	—	—	1,290,472
Over The Counter (OTC) Call Options Purchased	—	—	—*	—*
Over The Counter (OTC) Currency Put Options Purchased	—	186,994	—	186,994
Total Investments in Securities	$2,100,775	$166,552,453	$13,463,338	$182,116,566
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2230

Schedule of Investments  |  1/31/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Over The Counter (OTC) Currency Call Options Written	$—	$(7,049)	$—	$(7,049)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(23,816)	—	(23,816)
Total Other Financial Instruments	$—	$(30,865)	$—	$(30,865)
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 4/30/21	$ 280,712	$ 13,667,444	$ 13,948,156
Realized gain (loss)	48,908	(468,381)	(419,473)
Changed in unrealized appreciation (depreciation)	(5,703)	(329,893)	(335,596)
Accrued discounts/premiums	—	(3,476,842)	(3,476,842)
Purchases	—	7,386,814	7,386,814
Sales	(165,428)	(3,380,126)	(3,545,554)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	(94,094)	(73)	(94,167)
Balance as of 1/31/22	$ 64,395	$ 13,398,943	$ 13,463,338
* Transfers are calculated on the beginning of period values. For the three months ended January 31, 2022, securities with an aggregate market value of $94,167 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value. There were no other transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2022:	$375,758
31Pioneer Diversified High Income Fund, Inc. |  | 1/31/22